Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreign currency risk management (Detail) (Sell USD / Pay BRL, USD $) In Millions	Sep. 30, 2011
Sell USD / Pay BRL
Foreign Currency Derivative Contracts
Notional Amount US$ million	$ (112)